Contingent assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Contingent assets and liabilities [Line Items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	(5.0)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	16.0	€ 21.0
Claim filed by LGE	210.0
Legal proceedings contingent liability [member]
Contingent assets and liabilities [Line Items]
Fine payable recognized	€ 9.7
Company and LG Electronics Inc [Member] | Legal proceedings contingent liability [member]
Contingent assets and liabilities [Line Items]
Fine payable recognized			€ 509.0